Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Rental income	$ 4,619,188	$ 127,501
Finance income	192,438
Interest income	2,409,283	170,263
Investment income from equity method investment	12,701
Gain on sale of assets	160,000
Other income	6,300	1,000
Total Revenue	7,399,910	298,764
Expenses:
Management fees - Investment Manager	1,500,000	875,000
Depreciation and amortization	3,193,750	77,951
Professional fees	270,676	147,556
Organizational expenses		20,000
Acquisition costs	57,381	4,260
Administration expense	45,535	10,421
Interest expense	2,268,414	25,755
Other expenses	45,648	283
Foreign currency transaction losses	58,088
Total Expenses	7,439,492	1,161,226
Net loss	(39,582)	(862,462)
Net income attributable to non-controlling interest in consolidated entities	135,636	5,695
Net loss attributable to the Partnership	(175,218)	(868,157)
Net loss attributable to the Partnership:
Limited Partners	(173,466)	(859,475)
General Partner	(1,752)	(8,682)
Net loss attributable to the Partnership	(175,218)	(868,157)
Weighted average number of limited partnership interests outstanding (in units)	16,301.74	3,940.39
Net loss attributable to Limited Partners per weighted average number of limited partnership interests outstanding (in dollars per unit)	$ (10.64)	$ (218.12)
SQN AIF IV, GP LLC [Member]
Revenue:
Rental income	4,619,188	127,501
Finance income	192,438
Interest income	2,417,225	172,274
Investment income from equity method investment	12,701
Gain on sale of assets	160,000
Other income	6,300	1,000
Total Revenue	7,407,852	300,775
Expenses:
Management fees - Investment Manager	1,500,000	875,000
Depreciation and amortization	3,193,750	77,951
Professional fees	278,176	155,056
Organizational expenses		20,000
Acquisition costs	57,381	4,260
Administration expense	45,535	10,421
Interest expense	2,268,414	25,755
Other expenses	45,648	308
Foreign currency transaction losses	58,088
Total Expenses	7,446,992	1,168,751
Net loss	(39,140)	(867,976)
Net income attributable to non-controlling interest in consolidated entities	(37,830)	(853,780)
Net loss attributable to the Partnership	(1,310)	(14,196)
Net loss attributable to the Partnership:
Net loss attributable to the Partnership	$ (1,310)	$ (14,196)